Disclosure of Initial Application of Standards or Interpretations - IFRS 9 (Details) - USD ($) $ in Millions	Jan. 01, 2018	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of initial application of standards or interpretations [line items]
Total equity	$ 4,562	$ 1,562	$ 1,929	$ 2,729	$ 4,446	$ 4,409	$ 4,538
Changes on initial application of IFRS 9	24
Retained earnings
Disclosure of initial application of standards or interpretations [line items]
Total equity	2,888	$ (224)	$ 156	$ 958	$ 2,696	$ 2,714	$ 2,864
Changes on initial application of IFRS 9	$ 24